UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22324

CPG FRONTPOINT MULTI-STRATEGY FUND

(Exact name of registrant as specified in charter)

12 East 49th Street, New York, NY 10017
(Address of principal executive offices)

Gemini Fund Services, LLC.

4020 South 147th Street,

Omaha, Nebraska, 68137
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-317-9200

Date of fiscal year end: March 31, 2010

Date of reporting period: March 31, 2010

Item 1. Reports to Stockholders.

CPG FrontPoint Multi-Strategy Fund

Financial Statements

With Report of Independent Registered Public

Accounting Firm

For the period from August 4, 2009

(Date of formation) to

March 31, 2010

CPG FrontPoint Multi-Strategy Fund

Financial Statements

For the period from August 4, 2009

(Date of formation) to

March 31, 2010

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders of CPG FrontPoint Multi-Strategy Fund:

We have audited the accompanying statement of assets and liabilities of CPG FrontPoint Multi-Strategy Fund (the “Fund”), as of March 31, 2010 and related statements of operations and changes in net assets for the period from August 4, 2009 (date of formation) to March 31, 2010. These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis of designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of CPG FrontPoint Multi-Strategy Fund at March 31, 2010, and the results of its operations and the changes in its net assets for the period from August 4, 2009 to March 31, 2010 in conformity with U.S. generally accepted accounting principles.

May 27, 2010

CPG FRONTPOINT MULTI-STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2010

ASSETS

    Cash and cash equivalents

    $110,044

    Prepaid trustee fees

        11,250

    Deferred offering costs

      285,000

TOTAL ASSETS

      406,294

LIABILITIES

    Trustee fees payable

        18,000

    Accrued expenses

        25,500

    Payable for deferred offering costs.

      285,000

TOTAL LIABILITIES

      328,500

NET ASSETS

                  $77,794

Net Asset Value per share outstanding

$8.49

($77,794/9,166.67 shares outstanding

   20,833,333.33 shares authorized)

The accompanying notes are an integral part of these financial statements.

CPG FRONTPOINT MULTI-STRATEGY FUND

STATEMENT OF OPERATIONS

For the period from August 4, 2009

(Date of formation) to

March 31, 2010

INTEREST INCOME

                        $         44

EXPENSES

    Professional fees                                                          25,500

    Trustee fees                                                                   6,750

TOTAL EXPENSES

                                        32,250

NET INVESTMENT LOSS

                          (32,206)

NET DECREASE IN NET ASSETS RESULTING

   FROM OPERATIONS

                       $ (32,206)

The accompanying notes are an integral part of these financial statements.

CPG FRONTPOINT MULTI-STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

For the period from August 4, 2009

(Date of formation) to

March 31, 2010

Increase (Decrease) In Net Assets Resulting From Operations

Net Investment Loss                                       $ (32,206)

Net Decrease In Net Assets

Resulting From Operations                           (32,206)

Shareholders’ Transactions

Proceeds from 9,166.67 shares issued              110,000

Net Increase In Net Assets

From Shareholders’ Transactions                110,000

Total Net Increase In Net Assets                  77,794

Net Assets Beginning of Period                       -

Net Assets End of Period                         $    77,794

The accompanying notes are an integral part of these financial statements.

CPG FRONTPOINT MULTI-STRATEGY FUND

NOTES TO FINANCIAL STATEMENTS

1. Organization

CPG FrontPoint Multi-Strategy Fund (the “Fund”) was organized as a trust in the state of Delaware on August 4, 2009, as a closed-end, non-diversified management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund has had no operations other than those related to organizational matters and the sale and issuance of 9,166.67 of shares in the Fund (the “Shares”) to Central Park Advisers, LLC (the “Adviser”) a registered investment adviser.

The Fund’s investment objective is to seek attractive risk adjusted returns with low to moderate volatility and correlation to the broader markets through a concentrated multi-strategy alternative investment approach.  The Fund seeks to achieve its investment objective by investing at least 80% of its assets, as of the time of investment, in Investment Funds sponsored by FrontPoint Partners, LLC or its affiliates.

The Fund’s Board of Trustees (the “Trustees”) has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operations of the Fund’s business.  The Trustees have engaged the Adviser, a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

Operations of the Fund have not commenced as of the date of these financial statements.

2. Significant Accounting Policies

The accounting and reporting policies of the Fund have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), and are expressed in United States Dollars.

The following is a summary of significant accounting and reporting policies followed by the Fund in the preparation of the financial statements.

The Fund qualified as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) during the period ended March 31, 2010.  The Fund’s policy is to comply with the provisions of the Code applicable to RIC’s and to distribute to its shareholders substantially all of its distributable net investment income and net realized gain on investments.  In addition, the Fund intends to make distributions as required to avoid excise taxes.  Accordingly, no provision for federal income or excise tax has been recorded in these financial statements.

The preparation of financial statements in conformity with U.S. GAAP, may require the use of management estimates and assumptions. The Adviser believes the Fund’s financial statements are reasonable and prudent; however, actual results could differ from those estimates.

The Fund values its investments using fair value which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Various inputs are used in determining the fair value of the Fund’s investments which are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – fair value of investments in Investment Funds with the ability to redeem at net asset value as of the measurement date, or within ninety days of the measurement date

Level 3 – fair value of investments in Investment Funds that do not have the ability to redeem at net asset value within ninety days of the measurement date

U.S. GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets liabilities).  GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly.  In its consideration, the Fund must consider inputs and valuation techniques used for each major category for securities with “major category” being defined as major security type.  For assets and liabilities measured at fair value on a recurring basis during the period, the Fund must provide quantitative disclosures about the fair value measurements separately for each major category of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by major category.

Cash and cash equivalents include monies held in money market fund investments.

Interest income is recorded on an accrual basis.

The Fund estimates that initial offering costs will total approximately $285,000, comprised mostly of legal costs pertaining to the preparation of the Fund’s offering documents. These costs will be amortized over the twelve months from the Fund’s commencement of the offering period and organizational costs will be expensed as incurred in accordance with U.S. GAAP.

The Fund bears all expenses incurred in its business, including, but not limited to, the following:  all costs and expenses related to portfolio transactions and positions for the Fund’s account; legal fees, accounting and auditing fees; custodial fees; costs of computing the Fund’s net asset value; costs of insurance; registration expenses, internet expense, offering and organization costs; due diligence including travel and related expenses; expenses of meetings of Trustees; all costs associated with communication to Members and other types of expenses approved by the Trustees.

3. Related Party Transactions

The Adviser provides management and administrative services to the Fund, including among other things, support services to the Fund. In consideration for such services, the Fund will pay the Adviser a monthly fee (the “Management Fee”) at the annual rate of 1.35% of the Fund’s average monthly net assets. The Management Fee is in addition to the asset-based fees and incentive allocations charged by the Investment Funds and indirectly borne by Fund investors.  The Fund did not incur any management fees during the period.

Central Park Group, LLC has paid certain offering costs on behalf of the Fund, and will be reimbursed at such time as the Fund commences operations.  Included in payable for deferred offering costs on the Statement of Assets and Liabilities is $75,000 for such expenses.

Each Trustee of the Fund receives an annual retainer of $5,000 plus a fee for each meeting attended.  All Trustees are reimbursed by the Fund for all reasonable out of pocket expenses.  Central Park Group, LLC has advanced the Trustee fees on behalf of the Fund.  The annual retainer is accounted for as a prepaid expense which will be expensed over the remainder of the calendar year.  Meeting fees are expensed as they occur.

4. Administration, Custodian Fees and Distribution

Gemini Fund Services, LLC (the “Administrator”), serves as administrator and accounting agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and member related services.  Gemini receives an annual fee charged monthly subject to a minimum monthly fee.  In addition, the Fund reimburses Gemini for out of pocket expenses incurred.  The Fund did not incur any administration fees during the period.

Union Bank of California (the “Custodian”) serves as custodian of the Fund’s assets and provides custodial services for the Fund.  The Fund did not incur any custodian fees during the period.

Foreside Fund Services, LLC (the “Distributor”) acts as distributor of the Fund’s shares on a best efforts basis, subject to various conditions.  The Distributor is not affiliated with the Adviser, Gemini or its affiliates.  The Fund may also distribute shares through other brokers or dealers.  The Fund will sell shares only to qualified Investors (as defined in the Fund’s prospectus).  The Fund did not incur any distribution fees during the period.

5. Capital Share Activity

During the period ended March 31, 2010, the Fund had the following share transactions

Beginning Shares

     -

Shares Issued

9,166.67

Ending Shares

9,166.67

6. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders.  There were no distributions to shareholders during the period ended March 31, 2010.

As of March 31, 2010 for federal income tax purposes, the Fund had no loss carryforwards.

The amount and character of income and capital gain distributions to be paid by the Fund are determined in accordance with Federal income tax regulations, which may differ from

U.S. generally accepted accounting principles. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to the net operating loss disallowed for tax, resulted in the following reclassifications among the components of net assets at March 31, 2010:

Accumulated Net

Accumulated Net

Investment Income

Realized Gains/Losses

Paid in Capital

$25,887

-

$(25,887)

FASB ASC 740-10 “Income Taxes – Overall” (formerly known as FIN 48) sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements.  The Fund will file a tax return with the U.S. Internal Revenue Service.

7. Financial Investments with Off-Balance Sheet Risk or Concentrations of Credit Risk

The Fund maintains cash in bank deposits which, at times, may exceed federally insured limits.  The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

8. Indemnification

In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties.  Future events could occur that lead to the execution of these provisions against the Fund.  Based on its history and experience, the Fund believes that the likelihood of such an event is remote.

9. Subsequent Events

The Adviser has evaluated the effect of subsequent events on the Fund’s financial statements through the date the financial statements were available to be issued, and has determined that there are no material subsequent events that would require disclosure in the Fund’s financial statements through this date.

CENTRAL PARK GROUP FRONTPOINT MULTI-STRATEGY FUND

Supplemental Information

March 31, 2010 (Unaudited)

Disclosure of Portfolio Holdings:  The Fund files a Form N-Q with the Securities and Exchange Commission (the “SEC”) no more than sixty days after the Fund’s first and third fiscal quarters of each fiscal year.  For the Fund, this would be for the fiscal quarters ending June 30 and December 31. Form N-Q includes a complete schedule of the Fund’s portfolio holdings as of the end of those fiscal quarters.  The Fund’s N-Q filings can be found free of charge on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. (call 800-SEC-0330 for information on the operation of the Public Reference Room).

Voting Proxies on Fund Portfolio Securities:  A description of the policies and procedures that the Adviser uses to determine how to vote proxies relating to portfolio securities are available upon request, by calling 212-317-9200 or on the SEC’s website at http://www.sec.org.  The Fund has not currently commenced operations and therefore has not voted any proxies.

TRUSTEES

The Board has overall responsibility to manage and control the business affairs of the Fund, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business.

Three of the Trustees are not “interested persons” (as defined in the Investment Company Act) of the Fund (collectively, the “Independent Trustees”) and perform the same functions for the Fund as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.  The identity of the Trustees and brief biographical information regarding each Trustee is set forth below.  The Fund’s statement of additional information (the “SAI”) includes information about the Trustees and is available without charge, upon request, by calling 1-212-317-9200.

Name, Age, Address and Position(s) with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee Outside Fund Complex
INDEPENDENT TRUSTEES
Joan Shapiro Green (64) c/o Central Park Group, LLC 12 East 49th Street New York, NY 10017 Trustee	Term — Indefinite Length—Since Inception	Executive Director of National Council of Jewish Women New York since 2007; Executive Director of New York Society of Securities Analysts (2004 – 2006)	2	None
Kristen M. Leopold (42) c/o Central Park Group, LLC 12 East 49th Street New York, NY 10017 Trustee	Term — Indefinite Length— Since Inception	Independent Consultant to Hedge Funds (since 2007); Chief Financial Officer of Weston Capital Management, LLC (investment managers) (1997 - 2006)	2	None
Janet L. Schinderman (59) c/o Central Park Group, LLC 12 East 49th Street New York, NY 10017 Trustee	Term — Indefinite Length—Since Inception	Self-Employed Educational Consultant since 2006; Associate Dean for Special Projects and Secretary to the Board of Overseers, Columbia Business School, of Columbia University (1990-2006)	2	Advantage Advisers Augusta Fund, L.L.C.;; Advantage Advisers Whistler Fund, L.L.C.; Advantage Advisers Xanthus Fund, L.L.C.
INTERESTED TRUSTEES
Mitchell A. Tanzman (50) c/o Central Park Group, LLC 12 East 49th Street New York, NY 10017 Trustee and Principal Executive Officer	Term — Indefinite Length—Since Inception	Co-Chief Executive Officer and Co-Chief Investment Officer of Central Park Group, LLC since 2006; Co-Head of UBS Financial Services’ Alternative Investment Group (1998 - 2005) and Operating Committee Member of UBS Financial Services Inc. (2004-2005)	2	None
OFFICER(S) WHO ARE NOT TRUSTEES
Michael Mascis (42) c/o Central Park Group, LLC 12 East 49th Street New York, NY 10017 Principal Accounting Officer	Term — Indefinite Length—Since Inception	Chief Financial Officer of Central Park Group, LLC since 2006; Executive Director of UBS Financial Services Inc. (2002 – 2006)	N/A	N/A
Patrick J. Kenniston (45) Foreside Compliance Services, LLC Three Canal Plaza Portland, ME 04101 Chief Compliance Officer	Term — Indefinite Length—Inception	Director, Foreside Compliance Services, LLC since 2008; Counsel at Citi Fund Services Inc. (2005-2008); Attorney at Citigroup (2001-2005)	N/A	N/A

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Form N-CSR Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Kristen Leopold, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Current Year

Previous Year

    (a) Audit Fees,

     $23,000

     $

-

     (b)Audit-Related Fees

-

-

     (c)Tax Fees

     $  2,500

-

     (d) Audit fees include fees associated with the audit of the registrant’s annual financial statements and include fees associated with annual audits for providing a report in connection with the registrant’s report on Form N-CSR. Tax fees include fees for tax compliance, tax advice and tax planning, and include fees for assisting management in preparation of tax estimates.

     (e) (1) The registrant’s audit committee pre-approves the principal accountant’s engagements for audit and non-audit services to the registrant, and certain non-audit services that are required to be pre-approved on a case by case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant’s independence.

     (e) (2) There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f) Not applicable.

    (g) Not applicable.

     (h)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Adviser may manage funds of hedge funds, which will invest substantially all of their respective investable assets in private investment funds, including, but not limited to, private partnerships, limited liability companies or similar entities managed by other investment managers.  Each fund of hedge funds is referred to herein as a "Fund" and collectively the "Funds," and each private investment fund in which a Fund may invest is referred to herein as an "Investment Fund" and collectively the "Investment Funds."

Investments in the Investment Funds do not typically convey traditional voting rights, and the occurrence of corporate governance or other consent or voting matters for this type of investment is substantially less than that encountered in connection with registered equity securities.  On occasion, however, a Fund may receive notices or proposals from the Investment Funds seeking the consent of or voting by holders ("proxies").  Funds will delegate any voting of proxies in respect of portfolio holdings to the Adviser to vote each Fund's proxies in accordance with the Adviser's proxy voting guidelines and procedures. In general, the Adviser believes that voting proxies in accordance with the policies described below will be in the best interests of the Funds.

The Adviser will generally vote to support management recommendations relating to routine matters, such as the election of board members (where no corporate governance issues are implicated) or the selection of independent auditors. The Adviser will generally vote in favor of management or investor proposals that the Adviser believes will maintain or strengthen the shared interests of shareholders and management, increase value for investors and maintain or increase the rights of investors.  On non-routine matters, the Adviser will generally vote in favor of management proposals for mergers or reorganizations and investor rights plans, so long as it believes such proposals are in the best economic interests of the Funds.  In exercising its voting discretion, the Adviser will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on presents an actual or potential conflict of interest involving the Adviser, the Adviser will make written disclosure of the conflict to the Independent Trustees of the Funds indicating how the Adviser proposes to vote on the matter and its reasons for doing so.

Each Fund intends to hold its interests in the Investment Funds in non-voting form.  Where only voting securities are available for purchase by a Fund, in all, or substantially all, instances, the Fund will seek to create by contract the same result as owning a non-voting security by entering into a contract, typically before the initial purchase, to relinquish the right to vote in respect of its investment

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Gregory Brousseau and Mitchell A. Tanzman, the co-chief executives of the Adviser, serve as the Fund's Portfolio Managers.  As Portfolio Managers, Mr. Brousseau and Mr. Tanzman are jointly and primarily responsible for the day-to-day management of the Fund's portfolio and share equal responsibility and authority for managing the Fund's portfolio, including conducting investment due diligence, performing research analysis and making the ultimate selection of the Fund's investments.

Gregory Brousseau.  Mr. Brousseau, a founding member of Central Park Group, will be a portfolio manager of the Fund at its inception.  Mr. Brousseau serves as Co-Chief Executive Officer and Co-Chief Investment Officer of Central Park Group.  He has over 20 years of experience in alternative investments - including merger arbitrage investing.  Prior to founding Central Park Group, he served as co-head of UBS Financial Services Alternative Investment Group. During Mr. Brousseau's time at UBS, Mr. Brousseau oversaw in excess of $2 billion in hedge fund of fund assets across multiple investment strategies.  Prior to that, Mr. Brousseau spent 13 years at Oppenheimer & Co., as an analyst in the firm's merger arbitrage department and ultimately co-managing Oppenheimer's alternative investment department.

Mitchell A. Tanzman.  Mr. Tanzman, a founding member of Central Park Group, will be a portfolio manager of the Fund at its inception.  Mr. Tanzman serves as Co-Chief Executive Officer and Co-Chief Investment Officer of Central Park Group.  He has over 20 years of experience in alternative investments. Prior to founding Central Park Group, he served as co-head of UBS Financial Services Alternative Investment Group. During Mr. Tanzman's time at UBS, Mr. Tanzman oversaw in excess of $2 billion in hedge fund of fund assets across multiple investment strategies.  Prior to that, Mr. Tanzman worked at Oppenheimer & Co.'s asset management group, ultimately co-managing its alternative investment department.

The Portfolio Managers, manage, or are affiliated with, multiple accounts in addition to the Fund, including other pooled investment vehicles.  Because the Portfolio Managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals) (collectively "Client Accounts"), or may be affiliated with such Client Accounts, there may be an incentive to favor one Client Account over another, resulting in conflicts of interest. For example, the Adviser may, directly or indirectly, receive fees from Client Accounts that are higher than the fee it receives from the Fund, or it may, directly or indirectly, receive a performance-based fee on a Client Account. In those instances, the Portfolio Managers may have an incentive to not favor the Fund over the Client Accounts. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Each Portfolio Manager's compensation is comprised of a fixed annual salary and potentially an annual supplemental distribution paid by the Adviser and not by the Fund. Because the Portfolio Managers are the equity owners of the Adviser and are affiliated with other entities that may receive performance-based fees from Client Accounts, the supplemental distribution that the Portfolio Managers receive from the Adviser directly or indirectly is generally equal to their respective proportional shares of the annual net profits earned by the Adviser from advisory fees and performance-based fees derived from Client Accounts, including the Fund, as applicable.

The following table lists the number and types of accounts, other than the Fund, managed by the Fund's Portfolio Managers and estimated assets under management in those accounts, as of September 30, 2009.

Gregory Brousseau

Registered Investment Companies		Pooled Accounts		Other Accounts
Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
0	--	0	--	0	--

Mitchell A. Tanzman

Registered Investment Companies		Pooled Accounts		Other Accounts
Number of Accounts	Assets Managed	Number of Accounts	Assets Managed	Number of Accounts	Assets Managed
0	--	0	--	0	--

As equity owners of the Adviser, the Portfolio Managers may be considered to be the indirect beneficial owner of interests in the Fund with a value in the range from $50,001 to $100,000 as of November 1, 2009.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(c) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CPG FRONTPOINT MULTI-STRATEGY FUND

By (Signature and Title)	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman, Principal Executive Officer

Date  June 11, 2010

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman, Principal Executive Officer

Date  June 11, 2010

By (Signature and Title)	/s/ Michael Mascis
Michael Mascis, Principal Accounting Officer

Date  June 11, 2010